Consolidated Balance Sheets - USD ($)	May. 31, 2015	Feb. 28, 2015	Feb. 28, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 1,032,563	$ 257,820	$ 483,408
Other receivable			20,000
Prepaid expenses	159,860	$ 38,748	12,073
Deferred financing cost			60,523
Assets held for sale	85,196
Total Current Assets	1,277,619	$ 296,568	576,004
Equipment (net of accumulated depreciation of $96,089 and $34,194, respectively)	514,487	526,606	204,254
Refundable deposit	(281,052)	(278,952)	(10,367)
TOTAL ASSETS	2,073,158	1,102,126	790,625
Current liabilities
Accounts payable	336,534	293,152	$ 257,965
Accrued expense	129,179	4,565
Current portion of capital lease	$ 102,773	$ 99,965
Convertible notes (net of discount of $206,636)			$ 2,475,717
Accrued interest payable		$ 2,351	$ 137,701
Accrued dividends on Series B Preferred Stock	$ 45,530	16,767
Total Current Liabilities	614,016	416,800	$ 2,871,383
Capital lease	142,870	169,676
Warrant liability	136,500	273,000
TOTAL LIABILITIES	893,386	859,476	$ 2,871,383
STOCKHOLDERS' EQUITY (DEFICIT)
Common Stock, ($0.0001 par value; 150,000,000 shares authorized; 1,842,089, 1,831,483 and 1,438,344 shares issued and outstanding respectively)	184	183	144
Additional Paid-in-capital	20,977,557	18,965,529	8,646,773
Accumulated deficit	(19,798,056)	(18,723,149)	(10,727,675)
Total stockholders' equity (Deficit)	1,179,772	242,650	(2,080,758)
TOTAL LIABILITIES AND STOCKHOLDERS' (DEFICIT) EQUITY	$ 2,073,158	1,102,126	$ 790,625
Series A Preferred Stock
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred: Series A convertible preferred stock ($0.0001 par value; 1,000,000 shares authorized; 847,257 and 0 shares issued and outstanding respectively) Series B convertible preferred stock ($0.0001 par value; 1,000 shares authorized; 229 and 0 shares issued and outstanding respectively)		$ 87
Series B Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred: Series A convertible preferred stock ($0.0001 par value; 1,000,000 shares authorized; 847,257 and 0 shares issued and outstanding respectively) Series B convertible preferred stock ($0.0001 par value; 1,000 shares authorized; 229 and 0 shares issued and outstanding respectively)